John Hancock Funds II
Supplement dated June 29, 2012
to the Class A Prospectus dated December 31, 2011, as supplemented April 20, 2012
John Hancock Natural Resources Fund
The following information supplements and supersedes any information to the contrary relating to John Hancock Natural Resources Fund (the “Fund”), a series of John Hancock Funds II (the “Trust”), contained in the Prospectus dated and supplemented as noted above.
At an in-person meeting held June 26-28, 2012, the Trust’s Board of Trustees approved the hiring and appointment of RS Investment Management Co. LLC (“RS Investments”) to serve as a second subadviser to the Fund effective on or about July 16, 2012. The Fund’s current subadviser, Wellington Management Company, LLP (“Wellington Management”), will continue to manage a portion of the Fund’s assets. Therefore, effective on or about July 16, 2012, all references to the subadvisers to the Fund shall refer to Wellington Management and RS Investments. It is expected that Wellington Management and RS Investments will each manage approximately 50% of the Fund in independent sleeves, although the actual percentage managed by each subadviser will vary day-to-day. In connection with the hiring of RS Investments as an additional subadviser to the Fund, the Fund’s investment adviser, John Hancock Investment Management Services, LLC (the “adviser”), has hired a transition manager to assist in transitioning cash and portfolio securities from Wellington Management to RS Investments. The adviser has also agreed to implement a contractual fee waiver that will lower expenses of the Fund through at least December 31, 2013.
In connection with the addition of RS Investments as a subadviser to the Fund, certain of the Fund’s investment strategies, risks and benchmarks have been modified as outlined below. Although the Fund will continue to invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of natural resource-related companies worldwide, including emerging markets, the Fund no longer seeks to maintain a “normal” allocation of approximately 60% of investments in the energy and energy related sector, 30% of investments in the metals and mining sector, and 10% in the forest products, miscellaneous commodities companies and non-ferrous metals sector. Accordingly, the Fund no longer uses the MSCI World Paper & Forest Prod Gross Index — TR and the 60% MSCI World Energy/30% MSCI World Metals & Mining/10% MSCI World Paper & Forest Products Combined Index as benchmarks, and instead, the Fund’s new primary benchmark is the 60% MSCI World Energy/40% MSCI World Metals & Mining Combined Index. The Fund’s investment objective of seeking long-term total return remains the same. The Fund has also clarified that it may now invest in commodities not included in the energy, metals and mining and forest products sectors.
Effective on or about July 16, 2012, the Prospectus is hereby amended as follows:
The Annual Fund Operating Expense table and the Expense examples introduction and table are revised and restated as follows:
Annual Fund Operating Expenses

Annual fund operating costs (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class A
Management fee	1.00
Distribution and service (12b-1) fees	0.30
Other expenses	0.47

Annual fund operating costs(% )
(expenses that you pay each year as a percentage of the value of your investment)	Class A
Total annual operating expenses	1.77

Contractual expense reimbursement[1,2]	-0.19
Total annual fund operating expenses after expense reimbursements	1.58

[1]	The adviser has contractually agreed to waive advisory fees or reimburse certain fund expenses so that total fund operating expenses do not exceed 1.58% of the average annual net assets for Class A shares. This expense limitation is subject to certain exclusions, such as taxes, brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses, short dividends expense and acquired fund fees. The current expense limitation agreement expires on December 31, 2013 unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.

[2]	The adviser has contractually agreed to waive its advisory fees so that the amount retained by the adviser after payment of subadvisory fees for the fund does not exceed 0.45% of the fund’s average net assets. The current expense limitation agreement expires on December 31, 2013 unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.
Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class A
Shares	Sold	Kept
1 Year	653	653
3 Years	1,012	1,012
5 Years	1,394	1,394
10 Years	2,465	2,465
In the “Principal investment strategies” section in the “Fund Summary” section and in the “Investment strategies” section in the “Fund details” section, the following paragraphs are revised and restated as follows:
Other Natural Resources-Based Companies. Other natural resources sectors consist of companies engaged in producing, processing and distributing agricultural products, fertilizer and miscellaneous raw materials and other commodities not included in the sectors above.
The fund may invest without limitation in foreign securities, including emerging markets. The fund utilizes currency forwards and other currency hedging transactions in an effort to protect the value of the fund’s assets when a subadviser deems it advisable to do so. The fund also may enter into derivative currency transactions, including currency forwards, cross currency forwards and options on currencies. The fund’s derivative transactions will typically be fully collateralized on a net basis. The fund’s investments in derivative currency transactions may result in net short exposure to a particular currency that is not offset by a long position in another currency. Under normal market conditions, the fund is fully invested.
Wellington Management uses a value-based approach to invest in a broad range of natural resources sectors for the portion of the fund Wellington manages. Wellington Management utilizes a moderate rotation among sectors in conjunction with bottom-up stock selection. Natural resources companies often operate in countries that are different from the country in which their securities trade. Country allocation is primarily a result of the sector and security selection; however, a key element of Wellington Management’s analysis is understanding the economic and political dynamics of each of these countries.
Wellington Management utilizes fundamental research to identify companies with attractive growth prospects, assets and relative values. Wellington Management also considers the volatility and ranges of commodity prices in seeking opportunities to buy or sell securities at attractive prices relative to a company’s potential over a longer investment cycle. A large number of companies worldwide in the relevant sub-sectors are monitored and stocks are added or deleted from the fund on the basis of relative attractiveness. Wellington Management uses a variety of tools such as income statement and balance sheet analysis, cash flow projections and asset value calculations to analyze companies. Particularly in the oil and gas industry, specific accounting issues play an important role.
In evaluating investments for the portion of the fund RS Investments manages, RS Investments’ investment team conducts fundamental analysis focused on the following factors: supply cost curve of a given commodity, asset location along that curve to identify “advantaged assets,” inventory of future projects which provide the basis for future value creation, management team quality to determine capital allocation discipline and history of value creation, and country risk. RS Investments’ investment team believes that investments in the securities of advantaged producers run by capable management teams can create value for long-term investors independent of commodity prices. Valuation is an important part of the investment process. RS Investments’ investment team seeks to purchase securities in companies with these characteristics when the investment team believes the price reflects a limited possibility of permanent capital impairment.
The following risk is added to the Principal risks section:
Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.
In the section of the Prospectus entitled “Fund summary — Past performance,” the “Average annual total returns” table is revised and replaced with the following:

Average annual total returns (%)	1 Year	5 Year	Inception
as of 12-31-10			10-15-05
Class A before tax	8.63	6.96	8.32
After tax on distributions	8.60	4.60	6.02
After tax on distributions, with sale	5.65	5.32	6.54
MSCI World Energy Index (Gross of foreign withholding taxes on dividends)*	12.52	6.57	4.88
MSCI World Metals & Mining Index (Gross of foreign withholding taxes on dividends)*	23.74	14.73	15.75

Average annual total returns (%)	1 Year	5 Year	Inception
60% MSCI World Energy/ 40% MSCI World Metals & Mining Index (Gross of foreign withholding taxes on dividends) *	17.09	10.25	9.58
60% MSCI World Energy/ 30% MSCI World Metals & Mining/ 10% MSCI World Paper & Forest Products Combined Index (Gross of foreign withholding taxes on dividends) (former benchmark)	16.71	8.83	8.20
MSCI World Paper & Forest Products Index (Gross of foreign withholding taxes on dividends) (former benchmark)	19.73	-1.36	-0.07

*	Prior to July 16, 2012, the fund compared its performance to the 60% MSCI World Energy/ 30% MSCI World Metals & Mining/ 10% MSCI World Paper & Forest Products Combined Index. After this date, the fund replaced this index with the 60% MSCI World Energy/ 40% MSCI World Metals & Mining Combined Index, which better reflects the subadvisers’ outlook on the fund’s investments and allocations to natural resources sectors.
Effective on or about July 16, 2012, the information in the “Investment management” section is amended to include the following:
Subadviser RS Investment Management Co. LLC
Effective on or about July 16, 2012, MacKenzie B. Davis, Andrew P. Pilara, Jr., and Kenneth L. Settles, Jr. have been added as portfolio managers of the Fund for the portion of the Fund managed by RS Investments. Accordingly, in the “Fund summary” section, the information under the “Portfolio management” heading is amended as follows:
MacKenzie B. Davis, CFA
Member of the RS Value and Hard Assets Teams since 2004
Portfolio manager of the fund since 2012
Andrew P. Pilara, Jr.
Member of the RS Value and Hard Assets Teams since 1993
Portfolio manager of the fund since 2012
Kenneth L. Settles, Jr., CFA
Member of the RS Value and Hard Assets Teams since 2006
Portfolio manager of the fund since 2012
In the “Fund details — Who’s who” section, under the “Subadviser” heading, the following information is added, as follows:
RS Investment Management Co. LLC
388 Market Street, Suite 1700,
San Francisco, CA 94111
RS Investments or its investment advisory affiliates have been managing mutual fund investments since 1987. RS Investments managed approximately $20.2 billion in assets as of December 31, 2011. Guardian Investor Services LLC, a wholly owned subsidiary of Guardian Life Insurance Company of America, owns a majority of the outstanding interests in RS Investments.
MacKenzie B. Davis, CFA
Member of the RS Value and Hard Assets Teams since 2004
Portfolio manager of the fund since 2012
Joined RS Investments in 2004
Andrew P. Pilara, Jr.
Member of the RS Value and Hard Assets Teams since 1993

Portfolio manager of the fund since 2012
Joined RS Investments in 1993
Kenneth L. Settles, Jr., CFA
Member of the RS Value and Hard Assets Teams since 2006
Portfolio manager of the fund since 2012
Joined RS Investments in 2006
In the “Fund details — Risks of investing” section, the following risk information is added:
Value investing risk (under Equity Securities Risk). Certain equity securities (generally referred to as value securities) are purchased primarily because they are selling at prices below what the subadviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The fund bears the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the subadviser to be underpriced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by the subadviser investing in such securities, if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. The fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will underperform growth stocks.
Medium and smaller company risk
Market risk and liquidity risk may be pronounced for securities of companies with medium-sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities, and their value may fluctuate more sharply than those securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in less-seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to all funds that invest in the securities of companies with smaller market capitalizations, each of which primarily makes investments in companies with smaller- or medium-sized market capitalizations. For purposes of the fund’s investment policies, the market capitalization of a company is based on its capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time. The fund is not obligated to sell a company’s security simply because, subsequent to its purchase, the company’s market capitalization has changed to be outside the capitalization range for the fund.
You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.

John Hancock Funds II
Supplement dated June 29, 2012
to the Class I Prospectus dated December 31, 2011
John Hancock Natural Resources Fund
The following information supplements and supersedes any information to the contrary relating to John Hancock Natural Resources Fund (the “Fund”), a series of John Hancock Funds II (the “Trust”), contained in the Prospectus dated as noted above.
At an in-person meeting held June 26-28, 2012, the Trust’s Board of Trustees approved the hiring and appointment of RS Investment Management Co. LLC (“RS Investments”) to serve as a second subadviser to the Fund effective on or about July 16, 2012. The Fund’s current subadviser, Wellington Management Company, LLP (“Wellington Management”), will continue to manage a portion of the Fund’s assets. Therefore, effective on or about July 16, 2012, all references to the subadvisers to the Fund shall refer to Wellington Management and RS Investments. It is expected that Wellington Management and RS Investments will each manage approximately 50% of the Fund in independent sleeves, although the actual percentage managed by each subadviser will vary day-to-day. In connection with the hiring of RS Investments as an additional subadviser to the Fund, the Fund’s investment adviser, John Hancock Investment Management Services, LLC (the “adviser”), has hired a transition manager to assist in transitioning cash and portfolio securities from Wellington Management to RS Investments. The adviser has also agreed to implement a contractual fee waiver that will lower expenses of the Fund through at least December 31, 2013.
In connection with the addition of RS Investments as a subadviser to the Fund, certain of the Fund’s investment strategies, risks and benchmarks have been modified as outlined below. Although the Fund will continue to invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of natural resource-related companies worldwide, including emerging markets, the Fund no longer seeks to maintain a “normal” allocation of approximately 60% of investments in the energy and energy related sector, 30% of investments in the metals and mining sector, and 10% in the forest products, miscellaneous commodities companies and non-ferrous metals sector. Accordingly, the Fund no longer uses the MSCI World Paper & Forest Prod Gross Index — TR and the 60% MSCI World Energy/30% MSCI World Metals & Mining/10% MSCI World Paper & Forest Products Combined Index as benchmarks, and instead, the Fund’s new primary benchmark is the 60% MSCI World Energy/40% MSCI World Metals & Mining Combined Index. The Fund’s investment objective of seeking long-term total return remains the same. The Fund has also clarified that it may now invest in commodities not included in the energy, metals and mining and forest products sectors.
Effective on or about July 16, 2012, the Prospectus is hereby amended as follows:
The Annual Fund Operating Expense table and the Expense examples introduction and table are revised and restated as follows:
Annual Fund Operating Expenses

Annual fund operating costs (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class I
Management fee	1.00
Other expenses[1]	0.55
Total annual operating expenses	1.55

Contractual expense reimbursement[2,3]	- 0.17
Total annual fund operating expenses after expense reimbursements	1.38

1	“Other expenses” have been restated to reflect current transfer agency and service fees.

2	The adviser has contractually agreed to waive advisory fees or reimburse certain fund expenses so that total fund operating expenses do not exceed 1.38% of the average annual net assets for Class I shares. This expense limitation is subject to certain exclusions, such as taxes, brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses, short dividends expense and acquired fund fees. The current expense limitation agreement expires on December 31, 2013 unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.

[3]	The Adviser has contractually agreed to waive its advisory fees so that the amount retained by the Adviser after payment of the subadvisory fees for the fund does not exceed 0.45% of the fund’s average net assets. The current expense limitation agreement expires on December 31, 2013 unless renewed by mutual agreement of the fund and the Adviser based upon a determination that this is appropriate under the circumstances at that time.
Expense example. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% return average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Class I
1 Year	140
3 Years	473
5 Years	829
10 Years	1,831
In the “Principal investment strategies” section in the “Fund Summary” section and in the “Investment strategies” section in the “Fund details” section, the following paragraphs are revised and restated as follows:
Other Natural Resources-Based Companies. Other natural resources sectors consist of companies engaged in producing, processing and distributing agricultural products, fertilizer and miscellaneous raw materials and other commodities not included in the sectors above.
The fund may invest without limitation in foreign securities, including emerging markets. The fund utilizes currency forwards and other currency hedging transactions in an effort to protect the value of the fund’s assets when a subadviser deems it advisable to do so. The fund also may enter into derivative currency transactions, including currency forwards, cross currency forwards and options on currencies. The fund’s derivative transactions will typically be fully collateralized on a net basis. The fund’s investments in derivative currency transactions may result in net short exposure to a particular currency that is not offset by a long position in another currency. Under normal market conditions, the fund is fully invested.

Wellington Management uses a value-based approach to invest in a broad range of natural resources sectors for the portion of the fund Wellington manages. Wellington Management utilizes a moderate rotation among sectors in conjunction with bottom-up stock selection. Natural resources companies often operate in countries that are different from the country in which their securities trade. Country allocation is primarily a result of the sector and security selection; however, a key element of Wellington Management’s analysis is understanding the economic and political dynamics of each of these countries.
Wellington Management utilizes fundamental research to identify companies with attractive growth prospects, assets and relative values. Wellington Management also considers the volatility and ranges of commodity prices in seeking opportunities to buy or sell securities at attractive prices relative to a company’s potential over a longer investment cycle. A large number of companies worldwide in the relevant sub-sectors are monitored and stocks are added or deleted from the fund on the basis of relative attractiveness. Wellington Management uses a variety of tools such as income statement and balance sheet analysis, cash flow projections and asset value calculations to analyze companies. Particularly in the oil and gas industry, specific accounting issues play an important role.
In evaluating investments for the portion of the fund RS Investments manages, RS Investments’ investment team conducts fundamental analysis focused on the following factors: supply cost curve of a given commodity, asset location along that curve to identify “advantaged assets,” inventory of future projects which provide the basis for future value creation, management team quality to determine capital allocation discipline and history of value creation, and country risk. RS Investments’ investment team believes that investments in the securities of advantaged producers run by capable management teams can create value for long-term investors independent of commodity prices. Valuation is an important part of the investment process. RS Investments’ investment team seeks to purchase securities in companies with these characteristics when the investment team believes the price reflects a limited possibility of permanent capital impairment.
The following risk is added to the Principal risks section:
Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.
In the section of the Prospectus entitled “Fund summary — Past performance,” the “Average annual total returns” table is revised and replaced with the following:

Average annual total returns (%)	1 Year	5 Year	Inception
as of 12-31-10			10-15-05
Class I before tax	14.64	8.79	10.13
After tax on distributions	14.51	6.37	7.78
After tax on distributions, with sale	9.56	6.89	8.11
MSCI World Energy Index (Gross of foreign withholding taxes on dividends)*	12.52	6.57	4.88
MSCI World Metals & Mining Index (Gross of foreign withholding taxes on dividends)*	23.74	14.73	15.75
60% MSCI World Energy/ 40% MSCI World Metals & Mining Index (Gross of foreign withholding taxes on dividends) *	17.09	10.25	9.58
60% MSCI World Energy/ 30% MSCI World Metals & Mining/ 10% MSCI World Paper & Forest Products Combined Index (Gross of foreign withholding taxes on dividends) (former benchmark)	16.71	8.83	8.20
MSCI World Paper & Forest Products Index (Gross of foreign withholding taxes on dividends) (former benchmark)	19.73	-1.36	-0.07

*	Prior to July 16, 2012, the fund compared its performance to the 60% MSCI World Energy/ 30% MSCI World Metals & Mining/ 10% MSCI World Paper & Forest Products Combined Index. After this date, the fund replaced this index with the 60% MSCI World Energy/ 40% MSCI World Metals & Mining Combined Index, which better reflects the subadvisers’ outlook on the fund’s investments and allocations to natural resources sectors.
Effective on or about July 16, 2012, the information in the “Investment management” section is amended to include the following:
Subadviser RS Investment Management Co. LLC
Effective on or about July 16, 2012, MacKenzie B. Davis, Andrew P. Pilara, Jr., and Kenneth L. Settles, Jr. have been added as portfolio managers of the Fund for the portion of the Fund managed by RS Investments. Accordingly, in the “Fund summary” section, the information under the “Portfolio management” heading is amended as follows:
MacKenzie B. Davis, CFA
Member of the RS Value and Hard Assets Teams since 2004
Portfolio manager of the fund since 2012
Andrew P. Pilara, Jr.
Member of the RS Value and Hard Assets Teams since 1993
Portfolio manager of the fund since 2012
Kenneth L. Settles, Jr., CFA
Member of the RS Value and Hard Assets Teams since 2006
Portfolio manager of the fund since 2012
In the “Fund details — Who’s who” section, under the “Subadviser” heading, the following information is added, as follows:
RS Investment Management Co. LLC
388 Market Street, Suite 1700,
San Francisco, CA 94111
RS Investments or its investment advisory affiliates have been managing mutual fund investments since 1987. RS Investments managed approximately $20.2 billion in assets as of December 31, 2011. Guardian Investor Services LLC, a wholly owned subsidiary of Guardian Life Insurance Company of America, owns a majority of the outstanding interests in RS Investments.
MacKenzie B. Davis, CFA
Member of the RS Value and Hard Assets Teams since 2004
Portfolio manager of the fund since 2012
Joined RS Investments in 2004
Andrew P. Pilara, Jr.
Member of the RS Value and Hard Assets Teams since 1993
Portfolio manager of the fund since 2012
Joined RS Investments in 1993

Kenneth L. Settles, Jr., CFA
Member of the RS Value and Hard Assets Teams since 2006
Portfolio manager of the fund since 2012
Joined RS Investments in 2006
In the “Fund details — Risks of investing” section, the following risk information is added:
Value investing risk (under Equity Securities Risk). Certain equity securities (generally referred to as value securities) are purchased primarily because they are selling at prices below what the subadviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The fund bears the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the subadviser to be underpriced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by the subadviser investing in such securities, if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. The fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will underperform growth stocks.
Medium and smaller company risk
Market risk and liquidity risk may be pronounced for securities of companies with medium-sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities, and their value may fluctuate more sharply than those securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in less-seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to all funds that invest in the securities of companies with smaller market capitalizations, each of which primarily makes investments in companies with smaller- or medium-sized market capitalizations. For purposes of the fund’s investment policies, the market capitalization of a company is based on its capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time. The fund is not obligated to sell a company’s security simply because, subsequent to its purchase, the company’s market capitalization has changed to be outside the capitalization range for the fund.
You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.

John Hancock Funds II
Supplement dated June 29, 2012
to the Class R6 Prospectus dated December 31, 2011
John Hancock Natural Resources Fund
The following information supplements and supersedes any information to the contrary relating to John Hancock Natural Resources Fund (the “Fund”), a series of John Hancock Funds II (the “Trust”), contained in the Prospectus dated as noted above.
At an in-person meeting held June 26-28, 2012, the Trust’s Board of Trustees approved the hiring and appointment of RS Investment Management Co. LLC (“RS Investments”) to serve as a second subadviser to the Fund effective on or about July 16, 2012. The Fund’s current subadviser, Wellington Management Company, LLP (“Wellington Management”), will continue to manage a portion of the Fund’s assets. Therefore, effective on or about July 16, 2012, all references to the subadvisers to the Fund shall refer to Wellington Management and RS Investments. It is expected that Wellington Management and RS Investments will each manage approximately 50% of the Fund in independent sleeves, although the actual percentage managed by each subadviser will vary day-to-day. In connection with the hiring of RS Investments as an additional subadviser to the Fund, the Fund’s investment adviser, John Hancock Investment Management Services, LLC (the “adviser”), has hired a transition manager to assist in transitioning cash and portfolio securities from Wellington Management to RS Investments. The adviser has also agreed to implement a contractual fee waiver that will lower the expenses of the Fund through at least December 31, 2013.
In connection with the addition of RS Investments as a subadviser to the Fund, certain of the Fund’s investment strategies, risks and benchmarks have been modified as outlined below. Although the Fund will continue to invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of natural resource-related companies worldwide, including emerging markets, the Fund no longer seeks to maintain a “normal” allocation of approximately 60% of investments in the energy and energy related sector, 30% of investments in the metals and mining sector, and 10% in the forest products, miscellaneous commodities companies and non-ferrous metals sector. Accordingly, the Fund no longer uses the MSCI World Paper & Forest Prod Gross Index — TR and the 60% MSCI World Energy/30% MSCI World Metals & Mining/10% MSCI World Paper & Forest Products Combined Index as benchmarks, and instead, the Fund’s new primary benchmark is the 60% MSCI World Energy/40% MSCI World Metals & Mining Combined Index. The Fund’s investment objective of seeking long-term total return remains the same. The Fund has also clarified that it may now invest in commodities not included in the energy, metals and mining and forest products sectors.
Effective on or about July 16, 2012, the Prospectus is hereby amended as follows:
The Annual Fund Operating Expense table and the Expense examples introduction and table are revised and restated as follows:
Annual Fund Operating Expenses

Annual fund operating costs (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee	1.00
Other expenses[1]	0.49
Total annual operating expenses	1.49

Contractual expense reimbursement[2,3]	- 0.21
Total annual fund operating expenses after expense reimbursements	1.28

1	“Other expenses” have been estimated for the first year of operations of the fund’s Class R6 shares.

2	The adviser has contractually agreed to waive all or a portion of its management fee or reimburse certain expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 1.28% for Class R6 shares, excluding certain expenses such as taxes, brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses, short dividend expense and acquired fund fees. The current expense limitation agreement expires on December 31, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.

[3]	The adviser has contractually agreed to waive its advisory fees so that the amount retained by the adviser after payment of subadvisory fees for the fund does not exceed 0.45% of the fund’s average net assets. The current expense limitation agreement expires on December 31, 2013 unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.
Expense example. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% return average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Class R6
1 Year	130
3 Years	450
5 Years	793
10 Years	1,762
In the “Principal investment strategies” section in the “Fund Summary” section and in the “Investment strategies” section in the “Fund details” section, the following paragraphs are revised and restated as follows:
Other Natural Resources-Based Companies. Other natural resources sectors consist of companies engaged in producing, processing and distributing agricultural products, fertilizer and miscellaneous raw materials and other commodities not included in the sectors above.
The fund may invest without limitation in foreign securities, including emerging markets. The fund utilizes currency forwards and other currency hedging transactions in an effort to protect the value of the fund’s assets when a subadviser deems it advisable to do so. The fund also may enter into derivative currency transactions, including currency forwards, cross currency forwards and options on currencies. The fund’s derivative transactions will typically be fully collateralized on a net basis. The fund’s investments in derivative currency transactions may result in net short exposure to a particular currency that is not offset by a long position in another currency. Under normal market conditions, the fund is fully invested.
Wellington Management uses a value-based approach to invest in a broad range of natural resources sectors for the portion of the fund Wellington manages. Wellington Management utilizes a moderate rotation among sectors in conjunction with bottom-up stock selection. Natural resources companies often operate in countries that are different from the country in which their securities trade. Country allocation is primarily a result of the sector and security selection; however, a key element of Wellington Management’s analysis is understanding the economic and political dynamics of each of these countries.
Wellington Management utilizes fundamental research to identify companies with attractive growth prospects, assets and relative values. Wellington Management also considers the volatility and ranges of commodity prices in seeking opportunities to buy or sell securities at attractive prices relative to a company’s potential over a longer investment cycle. A large number of companies worldwide in the relevant sub-sectors are monitored and stocks are added or deleted from the fund on the basis of relative attractiveness. Wellington Management uses a variety of tools such as income statement and balance sheet analysis, cash flow projections and asset value calculations to analyze companies. Particularly in the oil and gas industry, specific accounting issues play an important role.
In evaluating investments for the portion of the fund RS Investments manages, RS Investments’ investment team conducts fundamental analysis focused on the following factors: supply cost curve of a given commodity, asset location along that curve to identify “advantaged assets,” inventory of future projects which provide the basis for future value creation, management team quality to determine capital allocation discipline and history of value creation, and country risk. RS Investments’ investment team believes that investments in the securities of advantaged producers run by capable management teams can create value for long-term investors independent of commodity prices. Valuation is an important part of the investment process. RS Investments’ investment team seeks to purchase securities in companies with these characteristics when the investment team believes the price reflects a limited possibility of permanent capital impairment.
The following risk is added to the Principal risks section:
Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.
In the section of the Prospectus entitled “Fund summary — Past performance,” the “Average annual total returns” table is revised and replaced with the following:

Average annual total returns (%)	1 Year	5 Year	Inception
as of 12-31-10			10-15-05
Class R6 before tax	14.48	8.54	9.88
After tax on distributions	14.26	6.11	7.51
After tax on distributions, with sale	9.45	6.67	7.89
MSCI World Energy Index (Gross of foreign withholding taxes on dividends)*	12.52	6.57	4.88
MSCI World Metals & Mining Index (Gross of foreign withholding taxes on dividends)*	23.74	14.73	15.75
60% MSCI World Energy/ 40% MSCI World Metals & Mining Index (Gross of foreign withholding taxes on dividends) *	17.09	10.25	9.58
60% MSCI World Energy/ 30% MSCI World Metals & Mining/ 10% MSCI World Paper & Forest Products Combined Index (Gross of foreign withholding taxes on dividends) (former benchmark)	16.71	8.83	8.20
MSCI World Paper & Forest Products Index (Gross of foreign withholding taxes on dividends) (former benchmark)	19.73	-1.36	-0.07

*	Prior to July 16, 2012, the fund compared its performance to the 60% MSCI World Energy/ 30% MSCI World Metals & Mining/ 10% MSCI World Paper & Forest Products Combined Index. After this date, the fund replaced this index with the 60% MSCI World Energy/ 40% MSCI World Metals & Mining Combined Index, which better reflects the subadvisers’ outlook on the fund’s investments and allocations to natural resources sectors.
Effective on or about July 16, 2012, the information in the “Investment management” section is amended to include the following:
Subadviser RS Investment Management Co. LLC
Effective on or about July 16, 2012, MacKenzie B. Davis, Andrew P. Pilara, Jr., and Kenneth L. Settles, Jr. have been added as portfolio managers of the Fund for the portion of the Fund managed by RS Investments. Accordingly, in the “Fund summary” section, the information under the “Portfolio management” heading is amended as follows:
MacKenzie B. Davis, CFA
Member of the RS Value and Hard Assets Teams since 2004
Portfolio manager of the fund since 2012
Andrew P. Pilara, Jr.
Member of the RS Value and Hard Assets Teams since 1993
Portfolio manager of the fund since 2012
Kenneth L. Settles, Jr., CFA
Member of the RS Value and Hard Assets Teams since 2006
Portfolio manager of the fund since 2012
In the “Fund details — Who’s who” section, under the “Subadviser” heading, the following information is added, as follows:
RS Investment Management Co. LLC
388 Market Street, Suite 1700,
San Francisco, CA 94111
RS Investments or its investment advisory affiliates have been managing mutual fund investments since 1987. RS Investments managed approximately $20.2 billion in assets as of December 31, 2011. Guardian Investor Services LLC, a wholly owned subsidiary of Guardian Life Insurance Company of America, owns a majority of the outstanding interests in RS Investments.
MacKenzie B. Davis, CFA
Member of the RS Value and Hard Assets Teams since 2004
Portfolio manager of the fund since 2012
Joined RS Investments in 2004
Andrew P. Pilara, Jr.
Member of the RS Value and Hard Assets Teams since 1993
Portfolio manager of the fund since 2012
Joined RS Investments in 1993
Kenneth L. Settles Jr., CFA
Member of the RS Value and Hard Assets Teams since 2006
Portfolio manager of the fund since 2012
Joined RS Investments in 2006

In the “Fund details — Risks of investing” section, the following risk information is added:
Value investing risk (under Equity Securities Risk). Certain equity securities (generally referred to as value securities) are purchased primarily because they are selling at prices below what the subadviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The fund bears the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the subadviser to be underpriced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by the subadviser investing in such securities, if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. The fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will underperform growth stocks.
Medium and smaller company risk
Market risk and liquidity risk may be pronounced for securities of companies with medium-sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities, and their value may fluctuate more sharply than those securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in less-seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to all funds that invest in the securities of companies with smaller market capitalizations, each of which primarily makes investments in companies with smaller- or medium-sized market capitalizations. For purposes of the fund’s investment policies, the market capitalization of a company is based on its capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time. The fund is not obligated to sell a company’s security simply because, subsequent to its purchase, the company’s market capitalization has changed to be outside the capitalization range for the fund.
You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.

John Hancock Funds II
Supplement dated June 29, 2012
to the Class NAV Prospectus dated December 31, 2011
John Hancock Natural Resources Fund
The following information supplements and supersedes any information to the contrary relating to John Hancock Natural Resources Fund (the “Fund”), a series of John Hancock Funds II (the “Trust”), contained in the Prospectus dated as noted above.
At an in-person meeting held June 26-28, 2012, the Trust’s Board of Trustees approved the hiring and appointment of RS Investment Management Co. LLC (“RS Investments”) to serve as a second subadviser to the Fund effective on or about July 16, 2012. The Fund’s current subadviser, Wellington Management Company, LLP (“Wellington Management”), will continue to manage a portion of the Fund’s assets. Therefore, effective on or about July 16, 2012, all references to the subadvisers to the Fund shall refer to Wellington Management and RS Investments. It is expected that Wellington Management and RS Investments will each manage approximately 50% of the Fund in independent sleeves, although the actual percentage managed by each subadviser will vary day-to-day. In connection with the hiring of RS Investments as an additional subadviser to the Fund, the Fund’s investment adviser, John Hancock Investment Management Services, LLC (the “adviser”), has hired a transition manager to assist in transitioning cash and portfolio securities from Wellington Management to RS Investments. The adviser has also agreed to implement a contractual fee waiver that will lower expenses of the Fund through at least December 31, 2013.
In connection with the addition of RS Investments as a subadviser to the Fund, certain of the Fund’s investment strategies, risks and benchmarks have been modified as outlined below. Although the Fund will continue to invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of natural resource-related companies worldwide, including emerging markets, the Fund no longer seeks to maintain a “normal” allocation of approximately 60% of investments in the energy and energy related sector, 30% of investments in the metals and mining sector, and 10% in the forest products, miscellaneous commodities companies and non-ferrous metals sector. Accordingly, the Fund no longer uses the MSCI World Paper & Forest Prod Gross Index — TR and the 60% MSCI World Energy/30% MSCI World Metals & Mining/10% MSCI World Paper & Forest Products Combined Index as benchmarks, and instead, the Fund’s new primary benchmark is the 60% MSCI World Energy/40% MSCI World Metals & Mining Combined Index. The Fund’s investment objective of seeking long-term total return remains the same. The Fund has also clarified that it may now invest in commodities not included in the energy, metals and mining and forest products sectors.
Effective on or about July 16, 2012, the Prospectus is hereby amended as follows:
The Annual Fund Operating Expense table and the Expense examples introduction and table are revised and restated as follows:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Total
		Distribution		fund	Contractual	Net fund
	Management	and service	Other	operating	expense	operating
Share class	fee	(12b-1) fees	expenses	expenses	reimbursement[1]	expenses
Class NAV	1.00	—	0.07	1.07	- 0.02	1.05

[1]	The adviser has contractually agreed to waive its advisory fees so that the amount retained by the adviser after payment of subadvisory fees for the fund does not exceed 0.45% of the fund’s average net assets. The current expense limitation agreement expires on December 31, 2013 unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.
Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% return average annual return. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class NAV	107	338	588	1,304
In the “Principal investment strategies” section in the Fund’s Summary section and in the “Additional Information about the Funds” section, the following paragraphs are revised and restated as follows:
Other Natural Resources-Based Companies. Other natural resources sectors consist of companies engaged in producing, processing and distributing agricultural products, fertilizer and miscellaneous raw materials and other commodities not included in the sectors above.
The fund may invest without limitation in foreign securities, including emerging markets. The fund utilizes currency forwards and other currency hedging transactions in an effort to protect the value of the fund’s assets when a subadviser deems it advisable to do so. The fund also may enter into derivative currency transactions, including currency forwards, cross currency forwards and options on currencies. The fund’s derivative transactions will typically be fully collateralized on a net basis. The fund’s investments in derivative currency transactions may result in net short exposure to a particular currency that is not offset by a long position in another currency. Under normal market conditions, the fund is fully invested.
Wellington Management uses a value-based approach to invest in a broad range of natural resources sectors for the portion of the fund Wellington manages. Wellington Management utilizes a moderate rotation among sectors in conjunction with bottom-up stock selection. Natural resources companies often operate in countries that are different from the country in which their securities trade. Country allocation is primarily a result of the sector and security selection; however, a key element of Wellington Management’s analysis is understanding the economic and political dynamics of each of these countries.
Wellington Management utilizes fundamental research to identify companies with attractive growth prospects, assets and relative values. Wellington Management also considers the volatility and ranges of commodity prices in seeking opportunities to buy or sell securities at attractive prices relative to a company’s potential over a longer investment cycle. A large number of companies worldwide in the relevant sub-sectors are monitored and stocks are added or deleted from the fund on the basis of relative attractiveness. Wellington Management uses a variety of tools such as income statement and balance sheet analysis, cash flow projections and asset value calculations to analyze companies. Particularly in the oil and gas industry, specific accounting issues play an important role.
In evaluating investments for the portion of the fund RS Investments manages, RS Investments’ investment team conducts fundamental analysis focused on the following factors: supply cost curve of a given commodity, asset location along that curve to identify “advantaged assets,”

inventory of future projects which provide the basis for future value creation, management team quality to determine capital allocation discipline and history of value creation, and country risk. RS Investments’ investment team believes that investments in the securities of advantaged producers run by capable management teams can create value for long-term investors independent of commodity prices. Valuation is an important part of the investment process. RS Investments’ investment team seeks to purchase securities in companies with these characteristics when the investment team believes the price reflects a limited possibility of permanent capital impairment.
The following risk is added to the Principal risks section:
Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.
In the Fund’s summary section, under the “Past performance” section, the “Average annual total returns” table is revised and replaced with the following:

	One	Five	Since	Date of
Average annual total returns (%)	Year	Year	Inception	Inception
as of 12-31-10				10-15-05
Class NAV before tax	14.88	8.91	10.26
Class NAV After tax on distributionsA	14.67	6.47	7.88
Class NAV After tax on distributions, with saleA	9.71	6.99	8.21
MSCI World Energy Index (Gross of foreign withholding taxes on dividends)*	12.52	6.57	4.88	10-15-05
MSCI World Metals & Mining Index (Gross of foreign withholding taxes on dividends)*	23.74	14.73	15.75	10-15-05
60% MSCI World Energy/ 40% MSCI World Metals & Mining Index (Gross of foreign withholding taxes on dividends) *	17.09	10.25	9.58
60% MSCI World Energy/ 30% MSCI World Metals & Mining/ 10% MSCI World Paper & Forest Products Combined Index (Gross of foreign withholding taxes on dividends) (former benchmark)	16.71	8.83	8.20	10-15-05
MSCI World Paper & Forest Products Index (Gross of foreign withholding taxes on dividends) (former benchmark)	19.73	-1.36	-0.07	10-15-05

A After-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.
*Prior to July 16, 2012, the fund compared its performance to the 60% MSCI World Energy/ 30% MSCI World Metals & Mining/ 10% MSCI World Paper & Forest Products Combined Index. After this date, the fund replaced this index with the 60% MSCI World Energy/ 40% MSCI World Metals & Mining Combined Index, which better reflects the subadvisers’ outlook on the fund’s investments and allocations to natural resources sectors.
Effective on or about July 16, 2012, MacKenzie B. Davis, Andrew P. Pilara, Jr., and Kenneth L. Settles, Jr. have been added as portfolio managers of the Fund for the portion of the Fund managed by RS Investments. Accordingly, in the Fund’s summary section, the information under the “Management” heading is added as follows:

Subadviser	Portfolio Managers
RS Investment Management Co. LLC	MacKenzie B. Davis, CFA. Member of the RS Value and Hard Assets Teams since 2004; portfolio manager of the fund since 2012

Andrew P. Pilara, Jr. Member of the RS Value and Hard Assets Teams since 1993; portfolio manager of the fund since 2012

Kenneth L. Settles, Jr., CFA. Member of the RS Value and Hard Assets Teams since 2006; portfolio manager of the fund since 2012
In the “Fund details — Subadvisory and Agreements and Management Biographies” section, the following information is added, as follows:
RS Investment Management Co. LLC
388 Market Street, Suite 1700,
San Francisco, CA 94111
RS Investments or its investment advisory affiliates have been managing mutual fund investments since 1987. RS Investments managed approximately $20.2 billion in assets as of December 31, 2011. Guardian Investor Services LLC, a wholly owned subsidiary of Guardian Life Insurance Company of America, owns a majority of the outstanding interests in RS Investments.

Fund	Portfolio Manager
Natural Resources	MacKenzie B. Davis, CFA
Andrew P. Pilara, Jr.
Kenneth L. Settles, Jr., CFA
•	MacKenzie B. Davis, CFA Member of the RS Value and Hard Assets Teams since 2004; portfolio manager of the fund since 2012; joined RS Investments in 2004
•	Andrew P. Pilara, Jr. Member of the RS Value and Hard Assets Teams since 1993; portfolio manager of the fund since 2012; joined RS Investments in 1993
•	Kenneth L. Settles, Jr., CFA Member of the RS Value and Hard Assets Teams since 2006; portfolio manager of the fund since 2012; joined RS Investments in 2006
In the “Additional Information about the Funds’ Principal Risks” section, the following risk information is added:
Value investing risk (under Equity Securities Risk). Certain equity securities (generally referred to as value securities) are purchased primarily because they are selling at prices below what the subadviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The fund bears the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the subadviser to be underpriced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by the subadviser investing in such securities, if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. The fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will underperform growth stocks.

Medium and smaller company risk
Market risk and liquidity risk may be pronounced for securities of companies with medium-sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities, and their value may fluctuate more sharply than those securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in less-seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to all funds that invest in the securities of companies with smaller market capitalizations, each of which primarily makes investments in companies with smaller- or medium-sized market capitalizations. For purposes of the fund’s investment policies, the market capitalization of a company is based on its capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time. The fund is not obligated to sell a company’s security simply because, subsequent to its purchase, the company’s market capitalization has changed to be outside the capitalization range for the fund.
You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.

John Hancock Funds II
Supplement dated June 29, 2012
to the Class 1 Prospectus dated December 31, 2011
John Hancock Natural Resources Fund
The following information supplements and supersedes any information to the contrary relating to John Hancock Natural Resources Fund (the “Fund”), a series of John Hancock Funds II (the “Trust”), contained in the Prospectus dated as noted above.
At an in-person meeting held June 26-28, 2012, the Trust’s Board of Trustees approved the hiring and appointment of RS Investment Management Co. LLC (“RS Investments”) to serve as a second subadviser to the Fund effective on or about July 16, 2012. The Fund’s current subadviser, Wellington Management Company, LLP (“Wellington Management”), will continue to manage a portion of the Fund’s assets. Therefore, effective on or about July 16, 2012, all references to the subadvisers to the Fund shall refer to Wellington Management and RS Investments. It is expected that Wellington Management and RS Investments will each manage approximately 50% of the Fund in independent sleeves, although the actual percentage managed by each subadviser will vary day-to-day. In connection with the hiring of RS Investments as an additional subadviser to the Fund, the Fund’s investment adviser, John Hancock Investment Management Services, LLC (the “adviser”), has hired a transition manager to assist in transitioning cash and portfolio securities from Wellington Management to RS Investments. The adviser has also agreed to implement a contractual fee waiver that will lower expenses of the Fund through at least December 31, 2013.
In connection with the addition of RS Investments as a subadviser to the Fund, certain of the Fund’s investment strategies, risks and benchmarks have been modified as outlined below. Although the Fund will continue to invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of natural resource-related companies worldwide, including emerging markets, the Fund no longer seeks to maintain a “normal” allocation of approximately 60% of investments in the energy and energy related sector, 30% of investments in the metals and mining sector, and 10% in the forest products, miscellaneous commodities companies and non-ferrous metals sector. Accordingly, the Fund no longer uses the MSCI World Paper & Forest Prod Gross Index — TR and the 60% MSCI World Energy/30% MSCI World Metals & Mining/10% MSCI World Paper & Forest Products Combined Index as benchmarks, and instead, the Fund’s new primary benchmark is the 60% MSCI World Energy/40% MSCI World Metals & Mining Combined Index. The Fund’s investment objective of seeking long-term total return remains the same. The Fund has also clarified that it may now invest in commodities not included in the energy, metals and mining and forest products sectors.
Effective on or about July 16, 2012, the Prospectus is hereby amended as follows:
The Annual Fund Operating Expense table and the Expense examples introduction and table are revised and restated as follows:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Total
		Distribution		fund	Contractual	Net fund
	Management	and service	Other	operating	expense	operating
Share class	fee	(12b-1) fees	expenses	expenses	reimbursement[1]	expenses
Class 1	1.00	0.05	0.07	1.12	-0.02	1.10

[1]	The adviser has contractually agreed to waive its advisory fees so that the amount retained by the adviser after payment of subadvisory fees for the fund does not exceed 0.45% of the fund’s average net assets. The current expense limitation agreement expires on December 31, 2013 unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.
Examples. The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% return average annual return. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Class 1	112	354	615	1,361
In the “Principal investment strategies” section in the Fund’s Summary section and in the “Additional Information about the Funds” section, the following paragraphs are revised and restated as follows:
Other Natural Resources-Based Companies. Other natural resources sectors consist of companies engaged in producing, processing and distributing agricultural products, fertilizer and miscellaneous raw materials and other commodities not included in the sectors above.
The fund may invest without limitation in foreign securities, including emerging markets. The fund utilizes currency forwards and other currency hedging transactions in an effort to protect the value of the fund’s assets when a subadviser deems it advisable to do so. The fund also may enter into derivative currency transactions, including currency forwards, cross currency forwards and options on currencies. The fund’s derivative transactions will typically be fully collateralized on a net basis. The fund’s investments in derivative currency transactions may result in net short exposure to a particular currency that is not offset by a long position in another currency. Under normal market conditions, the fund is fully invested.
Wellington Management uses a value-based approach to invest in a broad range of natural resources sectors for the portion of the fund Wellington manages. Wellington Management utilizes a moderate rotation among sectors in conjunction with bottom-up stock selection. Natural resources companies often operate in countries that are different from the country in which their securities trade. Country allocation is primarily a result of the sector and security selection; however, a key element of Wellington Management’s analysis is understanding the economic and political dynamics of each of these countries.
Wellington Management utilizes fundamental research to identify companies with attractive growth prospects, assets and relative values. Wellington Management also considers the volatility and ranges of commodity prices in seeking opportunities to buy or sell securities at attractive prices relative to a company’s potential over a longer investment cycle. A large number of companies worldwide in the relevant sub-sectors are monitored and stocks are added or deleted from the fund on the basis of relative attractiveness. Wellington Management uses a variety of tools such as income statement and balance sheet analysis, cash flow projections and asset value calculations to analyze companies. Particularly in the oil and gas industry, specific accounting issues play an important role.
In evaluating investments for the portion of the fund RS Investments manages, RS Investments’ investment team conducts fundamental analysis focused on the following factors: supply cost curve of a given commodity, asset location along that curve to identify “advantaged assets,” inventory of future projects which provide the basis for future value creation, management team quality to determine capital allocation discipline and history of value creation, and country risk. RS

Investments’ investment team believes that investments in the securities of advantaged producers run by capable management teams can create value for long-term investors independent of commodity prices. Valuation is an important part of the investment process. RS Investments’ investment team seeks to purchase securities in companies with these characteristics when the investment team believes the price reflects a limited possibility of permanent capital impairment.
The following risk is added to the Principal risks section:
Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.
In the Fund’s summary section, under the “Past performance” section, the “Average annual total returns” table is revised and replaced with the following:

	One	Five	Since	Date of
Average annual total returns (%)	Year	Year	Inception	Inception
as of 12-31-10				10-15-05
Class 1 before tax	14.88	8.86	10.21
Class 1 After tax on distributionsA	14.69	6.45	7.86
Class 1 After tax on distributions, with saleA	9.71	6.96	8.18
MSCI World Energy Index (Gross of foreign withholding taxes on dividends)*	12.52	6.57	4.88	10-15-05
MSCI World Metals & Mining Index (Gross of foreign withholding taxes on dividends)*	23.74	14.73	15.75	10-15-05
60% MSCI World Energy/ 40% MSCI World Metals & Mining Index (Gross of foreign withholding taxes on dividends) *	17.09	10.25	9.58
60% MSCI World Energy/ 30% MSCI World Metals & Mining/ 10% MSCI World Paper & Forest Products Combined Index (Gross of foreign withholding taxes on dividends) (former benchmark)	16.71	8.83	8.20	10-15-05
MSCI World Paper & Forest Products Index (Gross of foreign withholding taxes on dividends) (former benchmark)	19.73	-1.36	-0.07	10-15-05

A After-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.
*Prior to July 16, 2012, the fund compared its performance to the 60% MSCI World Energy/ 30% MSCI World Metals & Mining/ 10% MSCI World Paper & Forest Products Combined Index. After this date, the fund replaced this index with the 60% MSCI World Energy/ 40% MSCI World Metals & Mining Combined Index, which better reflects the subadvisers’ outlook on the fund’s investments and allocations to natural resources sectors.
Effective on or about July 16, 2012, MacKenzie B. Davis, Andrew P. Pilara, Jr., and Kenneth L. Settles, Jr. have been added as portfolio managers of the Fund for the portion of the Fund managed by RS Investments. Accordingly, in the Fund’s summary section, the information under the “Management” heading is added as follows:

Subadviser	Portfolio Managers
RS Investment Management Co. LLC	MacKenzie B. Davis, CFA. Member of the RS Value and Hard Assets Teams since 2004; portfolio manager of the fund since 2012

Andrew P. Pilara, Jr. Member of the RS Value and Hard Assets Teams since 1993; portfolio manager of the fund since 2012

Kenneth L. Settles, Jr., CFA. Member of the RS Value and Hard Assets Teams since 2006; portfolio manager of the fund since 2012
In the “Fund details — Subadvisory and Agreements and Management Biographies” section, the following information is added, as follows:
RS Investment Management Co. LLC
388 Market Street, Suite 1700,
San Francisco, CA 94111
RS Investments or its investment advisory affiliates have been managing mutual fund investments since 1987. RS Investments managed approximately $20.2 billion in assets as of December 31, 2011. Guardian Investor Services LLC, a wholly owned subsidiary of Guardian Life Insurance Company of America, owns a majority of the outstanding interests in RS Investments.

Fund	Portfolio Manager
Natural Resources	MacKenzie B. Davis, CFA
Andrew P. Pilara, Jr.
Kenneth L. Settles, Jr., CFA
•	MacKenzie B. Davis, CFA Member of the RS Value and Hard Assets Teams since 2004; portfolio manager of the fund since 2012; joined RS Investments in 2004
•	Andrew P. Pilara, Jr. Member of the RS Value and Hard Assets Teams since 1993; portfolio manager of the fund since 2012; joined RS Investments in 1993
•	Kenneth L. Settles, Jr., CFA Member of the RS Value and Hard Assets Teams since 2006; portfolio manager of the fund since 2012; joined RS Investments in 2006
In the “Additional Information about the Funds’ Principal Risks” section, the following risk information is added:
Value investing risk (under Equity Securities Risk). Certain equity securities (generally referred to as value securities) are purchased primarily because they are selling at prices below what the subadviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The fund bears the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the subadviser to be underpriced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by the subadviser investing in such securities, if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. The fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will underperform growth stocks.

Medium and smaller company risk
Market risk and liquidity risk may be pronounced for securities of companies with medium-sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities, and their value may fluctuate more sharply than those securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in less-seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to all funds that invest in the securities of companies with smaller market capitalizations, each of which primarily makes investments in companies with smaller- or medium-sized market capitalizations. For purposes of the fund’s investment policies, the market capitalization of a company is based on its capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time. The fund is not obligated to sell a company’s security simply because, subsequent to its purchase, the company’s market capitalization has changed to be outside the capitalization range for the fund.
You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.

John Hancock Funds II
Supplement dated June 29, 2012
to the Statement of Additional Information dated December 31, 2011
John Hancock Natural Resources Fund
The following information supplements and supersedes any information to the contrary relating to John Hancock Natural Resources Fund (the “Fund”), a series of John Hancock Funds II (the “Trust”), contained in the Statement of Additional Information as dated above (the “SAI”).
At an in-person meeting held June 26-28, 2012, the Trust’s Board of Trustees approved the hiring and appointment of RS Investment Management Co. LLC (“RS Investments”) to serve as a second subadviser to the Fund effective on or about July 16, 2012. The Fund’s current subadviser, Wellington Management Company, LLP (“Wellington Management”), will continue to manage a portion of the Fund’s assets. Therefore, effective on or about July 16, 2012, all references to the subadvisers to the Fund shall refer to Wellington Management and RS Investments. It is expected that Wellington Management and RS Investments will each manage approximately 50% of the Fund in independent sleeves, although the actual percentage managed by each subadviser will vary day-to-day. In connection with the hiring of RS Investments as an additional subadviser to the Fund, the Fund’s investment adviser, John Hancock Investment Management Services, LLC (the “Adviser”), has hired a transition manager to assist in transitioning cash and portfolio securities from Wellington Management to RS Investments. The Adviser has also agreed to implement a contractual fee waiver that will lower expenses of the Fund through at least December 31, 2013.
Effective on or about July 16, 2012, the disclosure in the “Appendix B” of the SAI, relating to the Portfolio Manager Information for the Fund, is hereby supplemented with the following information with respect to RS Investments.
PORTFOLIO MANAGER INFORMATION
RS INVESTMENTS
Natural Resources Fund
Portfolio Managers
A team of investment professionals at RS Investments, led by portfolio managers MacKenzie B. Davis, Andrew P. Pilara Jr., and Kenneth L. Settles Jr., manages a portion of the Fund’s assets.
The table below identifies, for each portfolio manager, the number of accounts (other than the Fund with respect to which information is provided) for which he or she has day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts.
The following table reflects information as of March 31, 2012:

	Other Registered		Other Pooled Investment
	Investment Companies		Vehicles		Other Accounts
	# of		# of		# of	Total
Portfolio Manager	Accounts	Total Assets	Accounts	Total Assets	Accounts	Assets
MacKenzie B. Davis	9	$8,548,682,307	1	$25,257,811	82	$3,173,076,120
Andrew P. Pilara Jr.	9	$8,548,682,307	1	$25,257,811	82	$3,173,076,120
Kenneth L. Settles Jr.	9	$8,548,682,307	1	$25,257,811	82	$3,173,076,120
Other Accounts Managed — Of total listed above, those for which advisory fee is based on performance

	Other Registered		Other Pooled Investment
	Investment Companies		Vehicles		Other Accounts
	# of		# of		# of	Total
Portfolio Manager	Accounts	Total Assets	Accounts	Total Assets	Accounts	Assets
MacKenzie B. Davis	0	$0	1	$25,257,811	0	$0

	Other Registered		Other Pooled Investment
	Investment Companies		Vehicles		Other Accounts
	# of		# of		# of	Total
Portfolio Manager	Accounts	Total Assets	Accounts	Total Assets	Accounts	Assets
Andrew P. Pilara Jr.	0	$0	1	$25,257,811	0	$0
Kenneth L. Settles Jr.	0	$0	1	$25,257,811	0	$0
Ownership of Fund shares. None of the portfolio managers listed in the above table beneficially owned any shares of the Fund as of March 31, 2012.
PORTFOLIO MANAGER COMPENSATION
RS Investments professionals and executives maintain a significant ownership stake in the firm. RS Investments has three separate investment advisory operating divisions, each with separate compensation and bonus structures. The portfolio managers are members of the Value Group with respect to their management of the Fund.
In establishing salaries and bonuses, RS Investments considers information regarding industry compensation levels, which is prepared by a leading consulting firm. RS Investments sets salary and bonus levels by reference to other investment firms investing in similar categories.
In consultation with Matthew H. Scanlan, Chief Executive Officer of RS Investments, the leaders of each Group determine all salaries and bonuses for their respective Groups for each fiscal year end. Salaries are based on industry standards, as described above.
Bonuses within the Value Group are based on a number of factors, including (1) pre-tax investment performance involving the strategies managed by a portfolio manager compared to a relevant peer group over a rolling three-year period, with particular focus on strategy performance during periods of losses in the general market, and (2) measurement of an individual’s continuous improvement in the areas of investment judgment and analytical process. Compensation is not tied to the performance of any particular account (e.g., the Fund) but is based on the performance of a strategy or strategies.
Assets under management do not directly affect any individual’s salary or bonus, although the amount of each Group’s assets under management affect the fee revenue attributable to that Group, which in turn affect the maximum amount of money available for that Group’s aggregate salaries and bonuses.
Certain portfolio managers also have an equity interest in RS Investments and so participate in overall firm profits, in addition to Group profits.
POTENTIAL CONFLICTS OF INTEREST
Whenever a portfolio manager of the Fund manages other accounts, potential conflicts of interest exist, including potential conflicts between the investment strategy of the Fund and the investment strategies of the other accounts and potential conflicts in the allocation of investment opportunities between the Fund and such other accounts. RS Investments (as a result of its role as the general partner or managing member of the RS private funds) and its related persons, for themselves or their clients, may take a conflicting position in a security in which RS Investments has invested client assets. For example, RS Investments and its related persons, on behalf of themselves or their clients, may sell a security that a client of RS Investments continues to hold, or may buy a security that RS Investments has sold for a client.
RS Investments is not obligated to acquire for any account any security that RS Investments and its related persons may acquire for their own accounts or for the account of any other client. In addition, RS Investments may give advice and take action with respect to any of its clients that differs from or conflicts with advice given, or the timing or nature of action taken, with respect to any other client. For example, RS Investments may take actions for one client that differ from the actions it takes for another client because of differences in the clients’ objectives, interests, and timeframe for investment. As a result, RS Investments may, in its discretion, cause one account that it manages to hold a security after RS Investments has caused another similarly managed account to sell the same security; or RS Investments may, in its discretion, cause one account that it manages to buy a security before RS Investments causes another similarly managed account to buy the same security. In either case, the difference in the time of sale or purchase may result in less favorable investment performance for one of the accounts. Actions taken by RS Investments for one client may disadvantage another client.

RS Investments seeks to identify potential conflicts of interest resulting from a portfolio manager’s management of both the Fund and other accounts, and has adopted policies and procedures, including a Code of Ethics, designed to address such conflicts. RS Investments and each of the portfolio managers attempt to resolve any conflicts in a manner that is generally fair in the specific case or over time to all of their clients. RS Investments may give advice and take action with respect to any of its clients that may differ from advice given or the timing or nature of action taken with respect to any particular account so long as it is RS Investments’ policy, to the extent practicable, to allocate investment opportunities over time on a fair and equitable basis relative to other accounts. It is RS Investments’ policy that, when the amount of securities of a particular issuer available to RS Investments’ client accounts in an initial public offering is insufficient to meet the requirements of each account that will purchase securities in the IPO, RS Investments generally will allocate those securities among those accounts based on the size of each account as of the close of business on the preceding day. It is also RS Investments’ policy that it may aggregate sale and purchase orders of securities for accounts with similar orders being made simultaneously for other clients if, in RS Investments’ reasonable judgment, such aggregation is reasonably likely to result generally in reduced market impact and/or lower per-share brokerage commission costs. In many instances, the purchase or sale of securities for accounts will be effected simultaneously with the purchase or sale of like securities for other accounts. Such transactions may be made at slightly different prices, due to the volume of securities purchased or sold. In such event, each client may be charged or credited, as the case may be, the average transaction price of all securities purchased or sold in such transaction. As a result, however, the price may be less favorable to a client than it would be if similar transactions were not being executed concurrently for other accounts or if the client paid the actual (as opposed to average) transaction price for its purchase/sale.
* * * * * * * * * * * * *
Effective on or about July 16, 2012, the disclosure in the “Appendix C” of the SAI, relating to the Proxy Voting Policies of the subadvisers of the Trust’s series, is hereby supplemented with the following information with respect to RS Investments.
PROXY VOTING POLICIES AND PROCEDURES
I. RS Investment Management Co. LLC
PROXY VOTING POLICIES AND PROCEDURES
Purpose and General Statement
     The purpose of these proxy voting policies and procedures is to set forth the principles, guidelines and procedures by which RS Investment Management Co. LLC (“RS”) votes the securities owned by its advisory clients for which RS exercises voting authority and discretion (the “Proxies”). The advisory clients for which RS votes Proxies are registered investment companies and certain other institutional accounts. These policies and procedures have been designed to ensure that Proxies are voted in the best interests of our clients in accordance with our fiduciary duties and Rule 206(4)-6 under the Investment Advisers Act of 1940 (the “Advisers Act”). These policies and procedures do not apply to any client that has explicitly retained authority and discretion to vote its own proxies or delegated such authority and discretion to a third party; RS takes no responsibility for the voting of any proxies on behalf of any such client. For those clients that have delegated such authority and discretion to RS, these policies and procedures apply equally to registered investment companies and other institutional accounts.
Policies Relating to Proxy Voting
     The guiding principle by which RS votes on all matters submitted to security holders is to act in a manner consistent with the best interest of its clients, without subrogating the clients’ interests to those of RS. RS does not permit voting decisions to be influenced in any manner that is contrary to, or dilutive of, the guiding principle set forth above. The policies and procedures set forth herein are designed to ensure that material conflicts of interest on the part of RS or its affiliates do not affect our voting decisions on behalf of our clients. All RS personnel who are involved in the voting of Proxies will be required to adhere to these policies and procedures.
     It is the general policy of RS to vote on all matters presented to security holders in any Proxy, and these policies and procedures have been designed with that in mind. However, RS reserves the right to abstain on any particular vote or otherwise withhold its vote on any matter if in the judgment of RS, the costs associated with voting such Proxy outweigh the benefits to clients or if the circumstances make such an abstention or withholding otherwise advisable and in the best interest of our clients.
     Absent any legal or regulatory requirement to the contrary, it is generally the policy of RS to maintain the confidentiality of the particular votes that it casts on behalf of its clients. Registered investment company clients disclose the votes cast on their behalf by RS in accordance with their legal and regulatory requirements. Any other institutional client of RS can obtain details of how RS has voted the securities in its account by contacting the client’s designated service representative.
Proxy Policy Committee

     Certain aspects of the administration of these proxy voting policies and procedures are governed by a Proxy Policy Committee (the “Committee”) currently comprising four members. The members of this Committee are the Chief Executive Officer, the General Counsel, the Chief Compliance Officer, and a Legal Counsel. The Chief Executive Officer serves as Chair of the Committee. The Committee may change its structure or composition from time to time.
     A portfolio manager’s recommendation of an override of the Guidelines (as defined below) will be accepted with the approval of any two members of the Committee. The Committee meets to consider Special Votes (as defined below), where a material conflict of interest has been identified, and at such other times as the Chief Executive Officer shall determine. In addition, the Committee generally holds a regular meeting during each calendar quarter, at which the Committee reviews data with respect to votes taken in accordance with these policies and procedures since the previous meeting. The Committee reviews the existing Guidelines at least once each calendar year and in connection with such review may recommend any changes to the Guidelines.
     On all matters, the Committee makes its decisions by a vote of a majority of the members of the Committee present at the meeting. At any meeting of the Committee, a majority of the members of the Committee then in office shall constitute a quorum.
Proxy Voting Procedures
     RS has retained a proxy service voting provider (the “Proxy Voting Service Provider”) to vote Proxies for the accounts of its advisory clients. The Proxy Voting Service Provider prepares analyses of most matters submitted to a shareholder vote and also provides voting services to institutions such as RS. The Proxy Voting Service Provider receives a daily electronic feed of all holdings in RS’ voting accounts, and trustees and/or custodians for those accounts have been instructed to deliver all proxy materials that they receive directly to the Proxy Voting Service Provider. The Proxy Voting Service Provider monitors the accounts and their holdings to be sure that all Proxies are received and voted. As a result of the firm’s decision to use the Proxy Voting Service Provider, there is generally no physical handling of Proxies by RS personnel.
     RS has adopted proxy voting guidelines (the “Guidelines”) that set forth how RS plans to vote on specific matters presented for shareholder vote. The indicated vote in the Guidelines is the governing position on any matter specifically addressed by the Guidelines, and for any such matter, absent prior instructions to the contrary from RS, the Proxy Voting Service Provider will automatically vote in accordance with the Guidelines.
     RS reserves the right to override the Guidelines when it considers that such an override would be in the best interest of its clients, taking into consideration all relevant facts and circumstances at the time of the vote. See “Procedures for Overriding the Guidelines” below.
     In addition, there may be situations involving matters presented for shareholder vote that are not governed by the Guidelines (any such vote being a “Special Vote”). Special Votes will be addressed according to the procedures discussed below at “Procedures Regarding Special Votes”.
     In advance of the deadline for any particular vote, the Proxy Voting Service Provider posts information regarding that vote on its secure website. This information includes the upcoming voting deadline, the vote indicated by the Guidelines, if any, and any analysis or other information that the Proxy Voting Service Provider has prepared with respect to the vote. The Compliance Department accesses the website on a regular basis to monitor the matters presented for shareholder votes and to track the voting of the Proxies.
Procedures for Overriding the Guidelines
     If any portfolio manager or analyst, in the course of his or her regular monitoring of companies whose securities are held in client accounts, is interested in a particular shareholder matter, and desires RS to vote in a manner inconsistent with the Guidelines, he or she shall take action in accordance with the procedures set forth below.
     In the case of a portfolio manager or analyst who believes RS should vote in a manner inconsistent with the Guidelines, he or she must first submit such proposal to the Compliance Department. The Compliance Department is responsible for making a determination as to whether there is a material conflict of interest between RS, on the one hand, and the relevant advisory client, on the other hand, arising out of the provision of certain services or products by RS to the company on whose behalf Proxies are being solicited, personal shareholdings of any RS personnel in the company, or any other relevant material conflict of interest.
     If the Compliance Department determines that there is no material conflict of interest, the Compliance Department will present this finding to the Committee for ratification. If the Committee agrees that there is no material conflict of interest, then the Committee will inform the Compliance Department of the decision to override. The Compliance Department will instruct the Proxy Voting Service Provider accordingly prior to the voting deadline. The Compliance Department will retain records of documents material to any such determination, and such records will be made available to the Committee for review during one of its regular meetings.

     If, however, the Compliance Department or the Committee determines that there is a material conflict of interest with respect to the relevant shareholder vote, then the Committee will hold a special meeting for consideration of the matter. As part of its deliberations, the Committee will review, as applicable, the following:
•	a description of the proposed vote, together with copies of the relevant proxy statement and other solicitation material;

•	data regarding client holdings in the relevant issuer;

•	information pertinent to the decision by the Compliance Department or the Committee as to the presence of a material conflict of interest, together with all relevant materials;

•	the vote indicated by the Guidelines, together with any relevant information provided by ISS; and

•	the rationale for the request for an override of the Guidelines, together with all relevant information, as provided by the Compliance Department, portfolio manager or analyst, as the case may be.
After review, the Committee will arrive at a decision based on the guiding principle of acting in a manner consistent with the best interest of their clients. The Committee may vote to authorize an override of the Guidelines with respect to such a vote notwithstanding the presence of a material conflict of interest only if the Committee determines that such an override would be in the best interests of the clients in question. Whether or not the Committee authorizes an override, the Committee’s deliberations and decisions will be appropriately documented and such records will be maintained by the Compliance Department.
Procedures Regarding Special Votes
     If the Chief Compliance Officer is informed by the Proxy Voting Service Provider or otherwise becomes aware of a Special Vote, he will submit the Special Vote to the Committee. The Committee will review any information provided by the Proxy Voting Service Provider or the Compliance Department regarding the Special Vote, and, in its discretion, may also consult with the relevant portfolio manager or analyst. If, after this review, the Committee agrees with the Proxy Voting Service Provider that the vote is not covered by the Guidelines, the Committee will consult the Compliance Department as to whether or not the Special Vote involves a material conflict of interest on the part of RS. As with cases of recommended overrides of the Guidelines, the determination made by the Compliance Department as to the absence of a material conflict of interest will be presented to the Committee for ratification. If the Committee determines that there is no material conflict of interest involved, the Committee will inform the Compliance Department of its decision and the Compliance Department will then instruct the Proxy Voting Service Provider to vote based on the decision of the portfolio manager. The Compliance Department will retain records of documents material to any such determination, which records will be made available to the Committee for review during one of its regular meetings.
     If, however, the Compliance Department, or the Committee, upon review of its decision, determines that there is a material conflict of interest with respect to the relevant Special Vote, then the Committee will hold a special meeting for consideration of the matter. As part of its deliberations, the Committee will review, as applicable the following:
•	a description of the proposed vote, together with copies of the relevant proxy statement and other solicitation material;

•	data regarding client holdings in the relevant issuer;

•	information pertinent to the decision by the Compliance Department or the Committee as to the presence of a material conflict of interest, together with all relevant materials;

•	analysis prepared by ISS with respect to the Special Vote; and

•	other relevant information.
     After reviewing the relevant information, the Committee will render a decision as to how the Special Vote is to be voted based on the guiding principle of acting in a manner consistent with the best interest of their clients. The Compliance Department will then inform the Proxy Voting Service Provider of this decision and instruct the Proxy Voting Service Provider to vote the Special Vote accordingly. The Committee’s deliberations and decisions will be appropriately documented and such records will be maintained by the Compliance Department.
Undue Influence
     If at any time any person is pressured or lobbied either by RS personnel or affiliates or third parties with respect to a particular shareholder vote, he or she should provide information regarding such activity to the Chief Compliance Officer, who will keep a record of this information and forward the information to the Committee. The Committee will consider this information when making its decision to recommend an override of the Guidelines (or, in the case of a Special Vote, in its decision regarding the voting of the relevant Proxy).
Record Keeping
     RS, or the Proxy Voting Service Provider, as RS’ agent, maintains records of all proxies voted in accordance with Section 204-2 of the Advisers Act. As required and permitted by Rule 204-2(c) under the Advisers Act, the following records are maintained:

•	a copy of these policies and procedures;

•	proxy statements received regarding client securities are maintained by ISS;

•	a record of each vote cast is maintained by ISS, and such records are accessible to designated an Adviser personnel at any time;

•	a copy of any document created by an Adviser that was material to making a decision how to vote proxies on behalf of a client or that memorializes the basis for that decision; and

•	each written client request for proxy voting records and the Adviser’s written response to any (written or oral) client request for such records.
You should read this Supplement in conjunction with the Statement of Additional Information and retain it for your future reference.